Deposits, prepaid expenses and other current assets (Details Narrative)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Prepayments	$ 2,696,000	$ 3,653,000	$ 120,000
Consultants [Member] | Consulting Agreements [Member]
Prepayments	$ 2,557,000	$ 3,465,000